Cash and Cash Equivalents - Breakdown of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents [abstract]
Cash on hand	¥ 13	¥ 13
Demand deposits	256,965	123,593
Total cash and cash equivalents	¥ 256,978	¥ 123,606	¥ 134,698	¥ 33,652